Valuation and qualifying accounts - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Not credit-impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	$ (99)	$ (95)
Valuation allowances and reserves, end of period	(128)	(99)	$ (95)
Valuation Allowances And Reserves, Balance 1	(128)	(99)	(95)
Credit impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	456	414
Valuation allowances and reserves, end of period	456	456	414
Valuation Allowances And Reserves, Balance 1	456	456	414
Trade and other receivables
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	555	509	416
Charged to costs and expenses	136	214	206
Exchange adjustments	(11)	2	(2)
Deductions	(96)	(170)	(111)
Valuation allowances and reserves, end of period	584	555	509
Valuation Allowances And Reserves, Balance 1	584	555	509
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	186	249	235
Charged to costs and expenses	3	103	28
Exchange adjustments	0	0	0
Deductions	(20)	(166)	(14)
Valuation allowances and reserves, end of period	169	186	249
Valuation Allowances And Reserves, Balance 1	$ 169	$ 186	$ 249